Related Party Transactions (Details Narrative)		3 Months Ended				6 Months Ended			12 Months Ended		23 Months Ended		26 Months Ended
	Apr. 03, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 NZD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 NZD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 GBP (£)
Stock Issued During Period, Shares, New Issues | shares									1,165,813
Payments to Acquire Intangible Assets					$ 38,606				$ 34,648	$ 730,234
Equipment [Member]
Payment for services		3,526
Cryptocurrency Mining [Member]
Payment for services		9,349
Employment Agreement [Member]
Payments to Employees											$ 21,920	£ 18,000
Monthly payments	$ 500							$ 500
Consultancy Agreement [Member]
Monthly payments			$ 23,524	$ 36,995		$ 20,854	$ 36,995
Consultant Agreements [Member]
Monthly consultancy payments		20,028				20,028		20,028					$ 20,028	£ 18,000
Contact Advisory Services Ltd. [Member]
Due to Related Parties		2,935			0	$ 2,935		$ 2,935					2,935
Tilt, LLC. [Member]
Proceeds from Sales of Business, Affiliate and Productive Assets		153,814							222,559
Payment for services									16,589
Payments to Acquire Intangible Assets									20,128
Tilt, LLC. [Member] | Equipment [Member]
Operating Lease, Payments, Use		11,200							33,600
Tilt, LLC. [Member] | Computer Equipment [Member]
Payments to Acquire Machinery and Equipment									140,000
General and Administrative Expense [Member]
Costs and Expenses, Related Party		2,935			11,109				$ 26,148	96,020
Chief Executive Officer [Member]
Repayments of Related Party Debt										$ 4,800
Stock Issued During Period, Shares, New Issues | shares	200,000
Reimbursement					$ 1,200
Chief Financial Officer [Member] | Employment Agreement [Member]
Payments to Employees											500
Legal Fees		$ 60,000									$ 60,000
Monthly employee payroll													$ 500